Income Taxes - Schedule of Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Beginning balance	¥ 254,039	¥ 119,065	¥ 1
Additions	50,751	134,974	119,064
Ending balance	¥ 304,790	¥ 254,039	¥ 119,065